Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock subject to possible redemption	17,798,414	18,913,021	18,979,840
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	2,851,997	1,741,979	1,675,160
Common stock, shares outstanding	2,851,997	1,741,979	1,675,160
Class B Common stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	5,000,000	5,000,000	5,000,000
Common stock, shares outstanding	5,000,000	5,000,000	5,000,000